CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares	Additional paid-in capital	Subscription receivable	Accumulated deficit	Accumulated other comprehensive loss	Total Mercurity Fintech Holding Inc. shareholders' equity	Noncontrolling interests	Total
Beginning Balance at Dec. 31, 2017	$ 14,766	$ 634,070,842	$ 0	$ (513,903,256)	$ (16,632,493)	$ 103,549,859	$ 0	$ 103,549,859
Beginning Balance (in shares) at Dec. 31, 2017	1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 12)	$ 2	2,078	0	0	0	2,080	0	2,080
Share options exercised (Note 12) (Shares)	207,972
Share-based compensation (Note 14)	$ 0	(56,705)	0	0	0	(56,705)	0	(56,705)
Net loss	0	0	0	(123,239,785)	0	(123,239,785)	0	(123,239,785)
Other comprehensive income (loss)	0	0	0	0	(2,441,726)	(2,441,726)	0	(2,441,726)
Settlement of share options exercised with shares held by depository bank (Note 12)	$ 0	0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 12), (Shares)	(207,972)
Ending Balance at Dec. 31, 2018	$ 14,768	634,016,215	0	(637,143,041)	(19,074,219)	(22,186,277)	0	$ (22,186,277)
Ending Balance (in shares) at Dec. 31, 2018	1,476,208,670							1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 12)	$ 1	0	0	0	0	1	0	$ 1
Share options exercised (Note 12) (Shares)	56,028
Share-based compensation (Note 14)	$ 0	(53,967)	0	0	0	(53,967)	0	(53,967)
Issuance of shares as a consideration for acquisition	$ 6,327	6,847,499	0	0	0	6,853,826	0	6,853,826
Issuance of shares as a consideration for acquisition (Shares)	632,660,858
Disposal of subsidiaries and VIEs	$ 0	4,521,053	0	0	20,292,012	24,813,065	0	24,813,065
Net loss	0	0	0	(1,225,300)	0	(1,225,300)	0	(1,225,300)
Other comprehensive income (loss)	0	0	0	0	(166,607)	(166,607)	0	(166,607)
Settlement of share options exercised with shares held by depository bank (Note 12)	$ 0	0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 12), (Shares)	(56,028)
Ending Balance at Dec. 31, 2019	$ 21,096	645,330,800	0	(638,368,341)	1,051,186	8,034,741	0	$ 8,034,741
Ending Balance (in shares) at Dec. 31, 2019	2,108,869,528							2,108,869,528
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 12)	$ 184	0	0	0	0	184	0	$ 184
Share options exercised (Note 12) (Shares)	18,270,720
Share-based compensation (Note 14)	$ 0	285,950	0	0	0	285,950	0	285,950
Issuance of shares as a consideration for acquisition	$ 7,618	3,229,987	0	0	0	3,237,605	0	3,237,605
Issuance of shares as a consideration for acquisition (Shares)	761,789,601
Issuance of shares in the private placement	$ 900	299,100	0	0	0	300,000	0	300,000
Issuance of shares in the private placement (in shares)	90,000,000
Net loss	$ 0	0	0	(1,651,273)	0	(1,651,273)	0	(1,651,273)
Other comprehensive income (loss)	0	0	0	0	45,396	45,396	0	45,396
Settlement of share options exercised with shares held by depository bank (Note 12)	$ 7	(7)	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 12), (Shares)	(650,520)
Ending Balance at Dec. 31, 2020	$ 29,805	$ 649,145,830	$ 0	$ (640,019,614)	$ 1,096,582	$ 10,252,603	$ 0	$ 10,252,603
Ending Balance (in shares) at Dec. 31, 2020	2,978,278,329							2,978,278,329